Debt - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total debt outstanding [Abstract]
Total debt	$ 3,948		$ 3,948		$ 4,987	$ 8,601
Unamortized debt discount	(104)		(104)		(139)	(148)
Less current portion	2,404		2,404		2,205	4,016
Total debt excluding current portion	1,544		1,544		2,782	4,585
Interest expense	200	200	300	500
Equipment and Supplemental Working Capital Notes [Member]
Total debt outstanding [Abstract]
Total debt	0		0		126	1,015
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 4,052		$ 4,052		$ 5,000	$ 7,257